Schedule of Operating Lease Cost (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Leases
Operating lease cost	$ 6	$ 13	$ 27	$ 23
Total lease cost	$ 6	$ 13	$ 27	$ 23